TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of trade receivables [Table Text Block]
	December 31,
	2021	2020

Wholesalers and pharmacies	$16,711	$5,501

Disclosure of major customers [Table Text Block]
	December 31,
	Reporting segment	2021	2020

Customer A	Canada	17%	-
Customer B	Israel	8%	35%